CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development		$ 1,252	$ 5,565	$ 3,609	$ 12,276	$ 13,303	$ 7,514
General and administrative		1,125	1,705	5,126	4,958	6,245	5,521
Restructuring expense	$ 247	79		749		3,350
Total operating expenses		2,456	7,270	9,484	17,234	22,898	13,035
Finance (income) expense, net		(7)	(102)	(19)	4,286	(4,226)	(457)
LOSS BEFORE INCOME TAX						27,124	13,492
INCOME TAXES, NET							306
Net loss and comprehensive loss		$ (2,449)	$ (7,168)	$ (9,465)	$ (21,520)	$ (27,124)	$ (13,798)
Basic and diluted loss per share		$ (0.07)	$ (0.19)	$ (0.26)	$ (0.64)	$ 0.79	$ 1.09
Weighted average number of shares outstanding - basic and diluted		37,099,352	37,099,352	37,099,352	33,551,494	34,446,000	12,634,000
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustments							$ (415)
TOTAL COMPREHENSIVE LOSS						$ 27,124	$ 13,383